Income Taxes - Summary of Loss Before Income Taxes (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2019 CNY (¥)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)
Income Tax Disclosure [Abstract]
Non-PRC	¥ (18,294)	$ (2,628)	¥ (24,348)	¥ (42,087)
PRC	(28,946)	(4,158)	(56,039)	(39,304)
Loss before income taxes	¥ (47,240)	$ (6,786)	¥ (80,387)	¥ (81,391)